Note F - Income Taxes (Details) - Components of Income Tax Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Expense:
Federal	$ 12,159	$ 11,542	$ 10,037
Foreign	792	(324)	1,576
State and Local	981	1,021	761
	13,932	12,239	12,374
Deferred expense (benefit):
Federal	108	2,109	1,429
Foreign	(38)	(189)	(101)
State and Local	171	85	179
	241	2,193	1,608
Income tax expense	$ 14,173	$ 14,244	$ 13,881